Regulatory Matters	12 Months Ended
Dec. 31, 2024
Regulatory Matters [Abstract]
Regulatory Matters
Note P - Regulatory Matters
Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgements by regulators. Failure to meet capital requirements can initiate regulatory action. The net unrealized gain or loss on AFS securities is not included in computing regulatory capital. Management believes as of December 31, 2024, the Bank met all capital adequacy requirements to which they are subject.
Prompt corrective action regulations applicable to insured depository institutions provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end 2024 and 2023, the Bank met the capital requirements to be deemed well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since year-end 2024 or 2023 that management believes have changed the institution’s well capitalized category.
In 2019, the federal banking agencies jointly issued a final rule that provides for an optional, simplified measure of capital adequacy, the community bank leverage ratio (“CBLR”) framework, for qualifying community banking organizations (banks and holding companies), consistent with Section 201 of the Economic Growth, Regulatory Relief, and Consumer Protection Act. The final rule became effective on January 1, 2020 and was elected by the Bank as of March 31, 2020. In April 2020, the federal banking agencies issued an interim final rule that made temporary changes to the CBLR framework, pursuant to Section 4012 of the CARES Act, and a second interim final rule that provided a graduated increase in the CBLR requirement after the expiration of the temporary changes implemented pursuant to Section 4012 of the CARES Act.
The CBLR removes the requirement for qualifying banking organizations to calculate and report risk-based capital and only requires a Tier 1 to average assets (“leverage”) ratio. Qualifying banking organizations that elect to use the CBLR framework and that maintain a leverage ratio of greater than required minimums are considered to have satisfied the generally applicable risk based and leverage capital requirements in the agencies’ capital rules and, if applicable, are considered to have met the well capitalized ratio requirements for purposes of Section 38 of the Federal Deposit Insurance Act. Under the interim final rules, the CBLR minimum requirement was 8% as of December 31, 2020, 8.5% for calendar year 2021, and 9% for calendar year 2022 and beyond. The interim rule allowed for a two-quarter grace period to correct a ratio that fell below the required amount, provided that the Bank maintained a leverage ratio of 7% as of December 31, 2020, 7.5% for calendar year 2021, and 8% for calendar year 2022 and beyond.
Under the final rule, an eligible banking organization can opt out of the CBLR framework and revert back to the risk-weighting framework without restriction. As of December 31, 2024 and 2023, the Bank qualified as a community banking organization as defined by the federal banking agencies and elected to measure capital adequacy under the CBLR framework.

The current rules were impacted by the Company’s adoption of ASC 326 and its election to apply the 3-year CECL transition provision on January 1, 2023. By making this election, the Bank, in accordance with Section 301 of the regulatory capital rules, will increase it retained earnings (Tier 1 Capital) and average assets by 75% of its CECL transition amount during the first year of the transition period, 50% of its CECL transition amount during the second year, and 25% of its CECL transitional amount during the third year of the transition period. The Bank’s transition amount from the adoption of CECL totaled $2,276, which resulted in the add-back of $1,138 and $1,707 to both Tier 1 capital and average assets as part of the CBLR calculation for December 31, 2024 and 2023, respectively.

The following tables summarize the actual and required capital amounts of the Bank as of year-end.

	Actual		To Be Well Capitalized Under Prompt Corrective Action Regulations
Bank	Amount	Ratio	Amount	Ratio
Tier 1 capital (to average assets)
December 31, 2024	$148,509	9.9%	$134,678	9.0%
December 31, 2023	142,895	10.8	118,910	9.0

Dividends paid by the subsidiaries are the primary source of funds available to Ohio Valley for payment of dividends to shareholders and for other working capital needs. The payment of dividends by the subsidiaries to Ohio Valley is subject to restrictions by regulatory authorities and state law. These restrictions generally limit dividends to the current and prior two years retained earnings of the Bank and Loan Central, Inc. At January 1, 2025 approximately $15,175 of the subsidiaries’ retained earnings were available for dividends under these guidelines. The ability of Ohio Valley to borrow funds from the Bank is limited as to amount and terms by banking regulations. The Board of Governors of the Federal Reserve System also has a policy requiring Ohio Valley to provide notice to the FRB in advance of the payment of a dividend to Ohio Valley’s shareholders under certain circumstances, and the FRB may disapprove of such dividend payment if the FRB determines the payment would be an unsafe or unsound practice.